Supplement to the
Fidelity® Environmental Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I		Class Z

Management fee	0.35%	0.35%	0.35%	0.35%		0.35%
Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None		None
Other expenses	0.11%	0.09%	0.08%	0.23%		0.05%

Total annual operating expenses	0.71%	0.69%	1.43%	0.58%		0.40%

Fee waiver and/or expense reimbursement	0.00%	0.00%	0.00%	0.13	% A	0.04	% A

Total annual operating expenses after fee waiver and/or expense reimbursement	0.71%	0.69%	1.43%	0.45%		0.36%
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.45% and 0.36% (the Expense Caps). If at any time during the current fiscal year expenses for Class I and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through December 31, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$470	$470	$468	$468	$246	$146	$46	$46	$37	$37

3 years	$618	$618	$612	$612	$452	$452	$161	$161	$119	$119

5 years	$779	$779	$769	$769	$782	$782	$300	$300	$215	$215

10 years	$1,247	$1,247	$1,224	$1,224	$1,517	$1,517	$702	$702	$496	$496

The following information replaces similar information found in the “Appendix” section under the “Sales Charge Waiver Policies Applied by Certain Intermediaries” heading.
Merrill Lynch
Purchases or sales of front‑end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front‑end, contingent deferred, or back‑end waivers) and discounts, which differ from those disclosed elsewhere in a fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front‑end Load Waivers Available at Merrill

•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR‑SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front‑end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

•	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

•
Shares purchased from the proceeds of a mutual fund redemption in front‑end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front‑end, Back‑end, and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•
Front‑end or level-load shares held in commission-based, non‑taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR‑SEPs or Keogh plans) that are transferred to fee‑based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front‑end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front‑end load purchase, as described in the Merrill SLWD Supplement

•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

AENB‑PSTK‑0324‑101 1.9905040.101	March 1, 2024

Supplement to the
Fidelity® GNMA Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® GNMA Fund	0.282%

MOG‑PSTK‑0324‑101 1.9887024.101	March 1, 2024

Supplement to the
Fidelity® Government Income Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z

Management fee	0.28	% A	0.28	% A	0.28	% A	0.28	% A	0.28	% A
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None		None
Other expenses	0.26	% A	0.23	% A	0.26	% A	0.22	% A	0.12	% A

Total annual operating expenses	0.79%		0.76%		1.54%		0.50%		0.40%

Fee waiver and/or expense reimbursement	0.00%		0.00%		0.00%		0.00%		0.04	% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.79%		0.76%		1.54%		0.50%		0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$477	477	$475	$475	$257	$157	$51	$51	$37	$37
3 years	$642	642	$633	$633	$486	$486	$160	$160	$123	$123
5 years	$821	821	$805	$805	$839	$839	$280	$280	$219	$219
10 years	$1,339	1,339	$1,305	$1,305	$1,632	$1,632	$628	$628	$500	$500
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® Government Income Fund	0.282%

AGVT‑PSTK‑0324‑125 1.842500.125	March 1, 2024

Supplement to the
Fidelity’s Government Bond Funds
Fidelity® Government Income Fund and Fidelity® Intermediate Government Income Fund
October 30, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information for Fidelity® Government Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
The following information replaces similar information for Fidelity® Intermediate Government Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for each fund, as a percentage of each fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® Government Income Fund	0.282%

Fidelity® Intermediate Government Income Fund	0.282%

GOV‑SLM‑PSTK‑0324‑105 1.937409.105	March 1, 2024

Supplement to the
Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.28	% A	0.28	% A	0.28	% A	0.28	% A	0.28	% A
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None		None
Other expenses	0.22	% A	0.22	% A	0.24	% A	0.22	% A	0.12	% A

Total annual operating expenses	0.75%		0.75%		1.52%		0.50%		0.40%

Fee waiver and/or expense reimbursement	0.00%		0.00%		0.00%		0.00%		0.04	% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%		0.75%		1.52%		0.50%		0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$474	$474	$474	$474	$255	$155	$51	$51	$37	$37
3 years	$630	$630	$630	$630	$480	$480	$160	$160	$123	$123
5 years	$800	$800	$800	$800	$829	$829	$280	$280	$219	$219
10 years	$1,293	$1,293	$1,293	$1,293	$1,604	$1,604	$628	$628	$500	$500

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® Total Bond Fund	0.282%

ATB‑PSTK‑0324‑138 1.808071.138	March 1, 2024

Supplement to the
Fidelity® Total Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® Total Bond Fund	0.282%

TBD‑PSTK‑0324‑119 1.780489.119	March 1, 2024

Supplement to the

Fidelity® Environmental Bond Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

AENB-SSTK-0324-100 1.9911675.100	March 1, 2024

Supplement to the

Fidelity® Environmental Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

ENB-SSTK-0324-100 1.9911677.100	March 1, 2024

Supplement to the

Fidelity® GNMA Fund

September 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contract” section.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

MOG-SSTK-0324-104 1.9862941.104	March 1, 2024

Supplement to the

Fidelity® Government Income Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contract” section.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

AGVT-AGVTI-SSTK-0324-114 1.844947.114	March 1, 2024

Supplement to the

Fidelity’s Government Bond Funds

Fidelity® Government Income Fund and Fidelity® Intermediate Government Income Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, each fund pays FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

GOV-SLM-SSTK-0324-103 1.9862943.103	March 1, 2024

Supplement to the

Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity® Intermediate Bond Fund’s, Fidelity® Investment Grade Bond Fund’s, Fidelity Advisor® Mortgage Securities Fund’s, and Fidelity® Total Bond Fund’s management contracts were amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund each pay FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity® Total Bond Fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

RCOM8-SSTK-0324-130 1.872064.130	March 1, 2024

Supplement to the

Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity Advisor® Mortgage Securities Fund’s, Fidelity® Investment Grade Bond Fund’s, and Fidelity® Total Bond Fund’s management contracts were amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund each pay FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity® Total Bond Fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

ACOM8-SSTK-0324-135 1.842757.135	March 1, 2024